ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Amounts and balances of the VIEs (Details) - VIE - Previously Reported [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 3,525,903	$ 3,745,251
Restricted cash	145	138
Short-term investments	1,311,939	3,093,976
Inventories, net	1,593,649	1,584,425
Due from related parties	1,005,624	1,240,828
Long-term accounts receivable, net - current portion	0	82,681
Long-term other receivable, net - current portion	0	89,050
Finance receivables, net	58,657	70,801
Prepaid expenses and other current assets, net	1,848,517	1,112,065
TOTAL CURRENT ASSETS	15,738,602	16,363,653

Property and equipment, net	279,928	352,212
Right-of-use assets, net	78,250	104,390
Deferred tax assets, net	6,989	5,613
Long-term receivable - other receivable, net - non-current portion	375,228	591,803
Finance receivables, net	41,077	46,852
Other non-current assets, net	0	374,201
TOTAL NONCURRENT ASSETS	781,472	1,475,071
TOTAL ASSETS	16,520,074	17,838,724
CURRENT LIABILITIES:
Short-term bank loan	179,611	137,781
Deferred revenue	1,072,663	876,905
Payroll payable	288,746	223,035
Taxes payable	260,600	251,185
Due to related parties	102,639	121,825
Accrued expenses and other current liabilities	109,460	90,676
Operating lease liabilities - current portion	187,325	150,615
TOTAL CURRENT LIABILITIES	3,079,610	2,780,029

Deferred tax liabilities	5,971	6,413
Operating lease liabilities - non-current portion	27,222	64,797
TOTAL NONCURRENT LIABILITY	33,193	71,210
TOTAL LIABILITIES	3,112,803	2,851,239
Net revenue	13,581,528	12,233,829	$ 16,963,957
Net (loss) income	(2,355,330)	(1,422,561)	850,176
Net cash (used in) provided by operating activities	(2,315,443)	1,501,559	2,225,194
Net cash provided by (used in) investing activities	1,567,096	(3,345,406)	(1,563,434)
Net cash provided by financing activities	348,083	273,659	36,924
Effect of exchange rate change on cash, cash equivalents and restricted cash	180,923	5,333	(245,000)
Net (decrease) increase in cash, cash equivalents and restricted cash	(219,341)	(1,564,855)	453,684
Cash, cash equivalents and restricted cash, beginning of year	3,745,389	5,310,244	4,856,560
Cash, cash equivalents and restricted cash, end of year	3,526,048	3,745,389	$ 5,310,244
Nonrelated party
CURRENT ASSETS:
Accounts receivable	3,975,778	3,809,698
Advance to vendors, net	2,272,753	1,289,198
CURRENT LIABILITIES:
Accounts payable	798,628	787,746
Related Party
CURRENT ASSETS:
Accounts receivable	24,124	245,492
Advance to vendors, net	121,513	50
CURRENT LIABILITIES:
Accounts payable	$ 79,938	$ 140,261